Investments - Fair Values (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	$ 17,307	$ 21,522
Gross unrealized, gains	760	2,427
Gross unrealized, losses	(130)	(42)
Fair value	17,937	23,907
U.S. government and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	476	1,060
Gross unrealized, gains	18	45
Gross unrealized, losses	(8)	0
Fair value	486	1,105
Municipal
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	755	1,650
Gross unrealized, gains	66	357
Gross unrealized, losses	(4)	0
Fair value	817	2,007
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	14,095	18,287
Gross unrealized, gains	656	2,009
Gross unrealized, losses	(114)	(40)
Fair value	14,637	20,256
Foreign government
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	11	91
Gross unrealized, gains	1	5
Gross unrealized, losses	0	0
Fair value	12	96
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	1,193	420
Gross unrealized, gains	17	6
Gross unrealized, losses	(3)	(2)
Fair value	1,207	424
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	777	14
Gross unrealized, gains	2	5
Gross unrealized, losses	(1)	0
Fair value	$ 778	$ 19